united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/17

Item 1. Reports to Stockholders.

Low Beta Tactical 500 Fund

Institutional Class – LBTTX

Investor Class – LBETX

Semi-Annual Report
November 30, 2017

1-844-655-9371

www.LowBeta500Fund.com
LGM Capital Management, LLC
11811 N. Tatum Blvd., Suite 3031
Phoenix, AZ 85028

Distributed by Northern Lights Distributors, LLC
Member FINRA

Low Beta Tactical 500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUND - 95.6%
	EQUITY FUND - 95.6%
67,000	SPDR S&P 500 ETF Trust	$17,755,670
	TOTAL EXCHANGE TRADED FUND (Cost $17,206,036)	17,755,670

	SHORT-TERM INVESTMENT - 4.5%
842,107	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 0.98% (a) (Cost $842,107)	842,107

	TOTAL INVESTMENTS (Cost $18,048,143) (b) - 100.1%	$18,597,777
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(25,248)
	NET ASSETS - 100.0%	$18,572,529

ETF - Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on November 30, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,048,143 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$549,634
Unrealized depreciation	—
Net unrealized appreciation	$549,634

See accompanying notes to financial statements.

Low Beta Tactical 500 Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2017

ASSETS
Investment securities:
At cost	$18,048,143
At fair value	$18,597,777
Dividends and interest receivable	473
Prepaid expenses	9,869
TOTAL ASSETS	18,608,119

LIABILITIES
Investment advisory fees payable	11,567
Distribution (12b-1) fees payable	6
Payable to related parties	8,385
Accrued expenses and other liabilities	15,632
TOTAL LIABILITIES	35,590
NET ASSETS	$18,572,529

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$17,773,742
Accumulated undistributed net investment loss	(91,830)
Accumulated net realized gain on investments	340,983
Net unrealized appreciation on investments	549,634
NET ASSETS	$18,572,529

Net Asset Value Per Share:
Institutional Class Shares:
Net Assets	$18,561,185
Shares of beneficial interest outstanding *	1,772,235

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.47

Investor Class Shares:
Net Assets	$11,344
Shares of beneficial interest outstanding *	1,085

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.46

*	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Low Beta Tactical 500 Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended November 30, 2017 *

INVESTMENT INCOME
Interest	$32,372
TOTAL INVESTMENT INCOME	32,372

EXPENSES
Investment advisory fees	70,462
Distribution (12b-1) fees:
Investor Class	13
Administrative services fees	17,292
Transfer agent fees	15,563
Professional fees	14,408
Accounting services fees	14,267
Compliance officer fees	6,484
Trustees' fees and expenses	5,764
Printing and postage expenses	3,603
Custodian fees	2,401
Insurance expense	1,200
Other expenses	481
TOTAL EXPENSES	151,938

Less: Fees waived by the advisor	(27,736)

NET EXPENSES	124,202

NET INVESTMENT LOSS	(91,830)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	340,983
Net change in unrealized appreciation on investments	549,634
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	890,617

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$798,787

*	The Low Beta Tactical 500 Fund commenced operations on June 12, 2017.

See accompanying notes to financial statements.

Low Beta Tactical 500 Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
November 30, 2017 **
(Unaudited)
FROM OPERATIONS
Net investment loss	$(91,830)
Net realized gain from investments	340,983
Net change in unrealized appreciation on investments	549,634
Net increase in net assets resulting from operations	798,787

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	10,845
Investor Class	18,765,835
Redemption fee proceeds:
Institutional Class	216
Payments for shares redeemed:
Institutional Class	(1,003,154)
Net increase in net assets from shares of beneficial interest	17,773,742

TOTAL INCREASE IN NET ASSETS	18,572,529

NET ASSETS
Beginning of Period	—
End of Period *	$18,572,529
* Includes accumulated net investment loss of:	$(91,830)

SHARE ACTIVITY
Institutional Class:
Shares Sold	1,869,762
Shares Redeemed	(97,527)
Net increase in shares of beneficial interest outstanding	1,772,235

Investor Class:
Shares Sold	1,085
Net increase in shares of beneficial interest outstanding	1,085

**	The Low Beta Tactical 500 Fund commenced operations on June 12, 2017.

See accompanying notes to financial statements.

Low Beta Tactical 500 Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Institutional Class
For the
Period Ended
November 30, 2017 (1)
(Unaudited)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)
Net realized and unrealized gain on investments	0.53
Total from investment operations	0.47
Net asset value, end of period	$10.47
Total return (3,4)	4.70%
Net assets, end of period (000s)	$18,561
Ratio of gross expenses to average net assets (5,6,7)	2.15%
Ratio of net expenses to average net assets (6,7)	1.75%
Ratio of net investment loss to average net assets (7)	(1.30)%
Portfolio Turnover Rate (4)	307%

(1)	Low Beta Tactical 500 Fund Institutional Class commenced operations on June 12, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Low Beta Tactical 500 Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Investor Class
For the
Period Ended
November 30, 2017 (1)
(Unaudited)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (2)	(0.07)
Net realized and unrealized gain on investments	0.53
Total from investment operations	0.46
Net asset value, end of period	$10.46
Total return (3,4)	4.60%
Net assets, end of period (000s)	$11
Ratio of gross expenses to average net assets (5,6,7)	2.40%
Ratio of net expenses to average net assets (6,7)	2.00%
Ratio of net investment loss to average net assets (7)	(1.57)%
Portfolio Turnover Rate (4)	307%

(1)	Low Beta Tactical 500 Fund Investor Class commenced operations on June 12, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Low Beta Tactical 500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2017

1.	ORGANIZATION

The Low Beta Tactical 500 Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on June 12, 2017. The Fund’s objective is to outperform the S&P 500 Index with lower volatility than the Index.

The Fund offers two classes of shares, an Institutional Class and an Investor Class. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Low Beta Tactical 500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2017

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Low Beta Tactical 500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of November 30, 2017, for the Fund’s investments measured at fair value:

		Level 2	Level 3
	Level 1	(Other Significant	(Other Significant
Assets*	(Quoted Prices)	Observable Inputs)	Unobservable Inputs)	Total
Exchange Traded Fund	$17,755,670	$—	$—	$17,755,670
Short-Term Investment	842,107	—	—	842,107
Total	$18,597,777	$—	$—	$18,597,777

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for industry classifications.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid annually. Distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions expected to be taken in the Fund’s May 31, 2018 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Low Beta Tactical 500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2017

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2017, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $46,805,822 and $29,940,770, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

LGM Capital Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Fund accrued $70,462 in advisory fees for the period ended November 30, 2017.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least August 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))), will not exceed 1.75% and 2.00% of the daily average net assets attributable to Institutional Class and Investor Class shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

The Board may terminate this expense reimbursement arrangement at any time. For the period ended November 30, 2017, the Advisor waived fees in the amount of $27,736, which is subject to recapture through November 30, 2020, pursuant to the Waiver Agreement.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the period ended November 30, 2017, the Distributor received $0 in underwriting commissions for the Investor Class.

The Trust has adopted, with respect to the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plans provide a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% per year of the average daily net assets of the Investor Class shares to the Distributor to be used to pay for distribution and shareholder servicing activities. For the period ended November 30, 2017, pursuant to the Plan, the Investor Class shares incurred costs of $13.

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Low Beta Tactical 500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2017

Northern Lights Compliance Services, LLC (“NLCS”) an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Advisor (as part of the universal fee).

Blu Giant, LLC (“Blu Giant”) an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor (as part of the universal fee).

5.	REDEMPTION FEES

The Fund may assess a short term redemption fee of 2.00% of the total redemption amount of shareholders sell their share after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. Please refer to the Statement of Changes for the collected redemption fees.

6.	UDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR S&P 500 ETF Trust (the “Security”). The Fund may redeem its investments from this Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of this security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR’s available at “www.sec.gov”. As of November 30, 2017, the percentage of the Fund’s net assets invested in the SPDR S&P 500 ETF Trust was 95.6%.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2017, Charles Schwab held 99.7% of the voting securities for the sole benefit of customers and may be deemed to control the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Low Beta Tactical 500 Fund
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2017

Approval of the Investment Advisory Agreement – LGM Capital Management, LLC

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on October 20, 2016, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between LGM Capital Management, LLC (the “Adviser”), and the Trust, with respect to Low Beta Tactical 500 Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the advisory agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser is a newly formed investment adviser with limited resources, however, the owner of the Adviser and portfolio manager to the Fund expressed to the Board his commitment to provide adequate services for the day-to-day management of the Fund. The Board recognized the Adviser’s limited experience with compliance and acknowledged the Adviser’s intent to work closely with the officers of the Trust and to engage NLCS to provide further compliance support to the Adviser to ensure the Fund is operating in accordance with the investment strategies as stated in its prospectus and in compliance with its policies and procedures. The Trustees discussed the portfolio manager’s impressive educational background and years of experience in implementing the proposed strategy for his personal wealth. The Board concluded that the Adviser had the potential to provide services i- line with its expectations.

Performance. The Board considered hypothetical performance based on the Fund’s proposed strategy and discussed with the Adviser the various factors of the buy/sell decision-making. The Trustees acknowledged the success of the portfolio manager and his judgments of the markets based on the hypothetical model performance information presented and agreed that the Adviser had the potential to provide reasonable returns to investors. The Board acknowledged that the performance provided was back tested and not actual returns. The Board agreed to actively monitor the Adviser until actual performance is established.

Fees and Expenses. The Trustees reviewed the proposed management fee of 1.00% and noted that it was reasonably in-line with the peer group average and within the high/low range of fees charged by the peer group and Morningstar category funds. They noted the Fund’s expense limitation of 1.75% was also within the high/low ranges of the peer group and Morningstar category. After further discussion, the Trustees concluded that proposed fees were not unreasonable.

Profitability. The Trustees reviewed a profitability analysis prepared by the Adviser and considered whether its projected profitability was reasonable. They noted that the Adviser anticipated realizing a net loss in connection with its relationship with the Fund during the initial term of the advisory agreement. The Board determined that the anticipated profits were not unreasonable.

Economies of Scale. The Trustees noted that economies of scale have not yet been reached as the Fund had not yet launched. The Trustees noted that consideration of economies of scale would be revisited as assets grow.

Conclusion. The Trustees believed that based on the commitment of management to provide adequate oversight of the newly created advisory firm, the Adviser had the potential to provide reasonable services to the Fund. The Board concluded that upon launch of the Fund, the Adviser would be required to establish a collateral account in the amount of $50,000 to cover Fund expenses in the event of an unexpected liquidation. The Board also required that in addition to the enhancements to the Adviser’s compliance program to the satisfaction of the Trust’s Chief

Low Beta Tactical 500 Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2017

Compliance Officer as discussed earlier in the Meeting, the Adviser would also be required to engage an experienced Chief Compliance Officer for its advisory activities relating to the Fund, who must be in place and ongoing 30 to 45 days prior to commencement of the Fund’s operations.

Low Beta Tactical 500 Fund
EXPENSE EXAMPLES (Unaudited)
November 30, 2017

As a shareholder of the Fund, you incur ongoing costs, consisting solely of the Fund’s universal fee. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 12, 2017 to November 30, 2017 (the ‘‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	6/12/17	11/30/17	6/12/17 – 11/30/17*	6/12/17 – 11/30/17
Institutional Class	$1,000.00	$1,047.00	$8.39	1.75%
Investor Class	$1,000.00	$1,046.00	$9.59	2.00%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	6/12/17	11/30/17	6/12/17 – 11/30/17*	6/12/17 – 11/30/17
Institutional Class	$1,000.00	$1,015.23	$8.74	1.75%
Investor Class	$1,000.00	$1,014.05	$9.99	2.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (171) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-655-9371 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-655-9371.

INVESTMENT ADVISOR
LGM Capital Management, LLC
11811 N. Tatum Blvd., Suite 3031
Phoenix, AZ 85028

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/7/18